DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2016
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2016:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2016	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$994,343	$—	$—	$994,343
Fair value of liability for warrant derivative instruments	$55,839	$—	$—	$55,839
Total	$1,050,182	$—	$—	$1,050,182

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2015:

	Balance at	Quoted Prices	Significant
	June	in Active	Other	Significant
	30,	Markets for	Observable	Unobservable
	2015	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Embedded conversion option liabilities	$780,281	$—	$—	$780,281
Fair value of liability for warrant derivative instruments	$269,648	$—	$—	$269,648
Total	$1,049,929	$—	$—	$1,049,929

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The following is a roll forward for the years ended June 30, 2016 and 2015 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments

Balance at June 30, 2014	$158,244
Effects of foreign currency exchange rate changes	(42,796)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	392,500
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	1,082,567
Change in fair value included in statements of operations	(540,586)
Balance at June 30, 2015	1,049,929
Effects of foreign currency exchange rate changes	(281,068)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	(2,462,355)
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of ECO	3,410,653
Change in fair value included in statements of operations	(666,977)
Balance at June 30, 2016	$1,050,182

Warrant [Member] | Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Warrants

	Initial Valuation
	September 30, 2013	June 30, 2015	June 30, 2016
Volatility	53%	408%	399%
Expected remaining term	5	3.25	2.25
Risk-free interest rate	0.4%	1.63%	1.01%
Expected dividend yield	None	None	None

Convertible Debt

	Initial Valuations	June 30, 2015	June 30, 2016
Volatility	216 - 408%	408%	175%
Expected remaining term	0.83 – 2.00	0.82 – 1.70	0.33
Risk-free interest rate	0.5 – 0.7%	0.64%	0.45%
Expected dividend yield	None	None	None